UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):
[ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Bay Isle Financial LLC
Address: 475 14th Street, Suite 550
              Oakland, CA  94612

Form 13F File Number:  28-99999

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: William Schaff
Title: President
Phone: 510-444-4700

Signature, Place, and Date of Signing:

/s/ William Schaff
----------------------------------------------------------------------
Name / Title: William Schaff, President

City / State: Oakland, CA

Date:   February 14, 2005

Report Type (Check only one.):
[   ] 13F HOLDINGS REPORT.

[ X ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

No.         Form 13F File Number   Name

1            28-1343               Janus Capital Management LLC